LEASING (Detail Textuals) - SEK (kr) kr in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Leasing expensed during the financial year	kr 6,370	kr 6,379	kr 5,930
Variable lease payments	716	701
Minimum lease payments	kr 5,654	kr 5,678